TRADE RECEIVABLES - Schedule of Aging of Trade Receivables (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	[1]	$ 110,898	$ 80,078
Cost
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 114,855	$ 80,687
Cost | 30
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		0.06%	0.19%
Trade receivables		$ 17,815	$ 18,513
Cost | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		1.90%	0.84%
Trade receivables		$ 6,843	$ 4,140
Cost | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		4.40%	2.74%
Trade receivables		$ 2,814	$ 878
Cost | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		11.90%	8.58%
Trade receivables		$ 2,778	$ 902
Cost | 120
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		85.90%	100.00%
Trade receivables		$ 3,801	$ 438
Cost | Total Past Due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		34,051	24,871
Allowance for doubtful accounts
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		3,957	609
Allowance for doubtful accounts | 30
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		107	35
Allowance for doubtful accounts | 31 - 60
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		130	35
Allowance for doubtful accounts | 61 - 90
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		124	24
Allowance for doubtful accounts | 91-120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		331	77
Allowance for doubtful accounts | 120
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables		$ 3,265	$ 438

[1]	Includes balances due from related parties of 993 and 463 as of December 31, 2018 and 2017, respectively. See note 22.1.